Segment report - Energy Segment (Details) R in Millions		1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended	54 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Nov. 30, 2020	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2020 ZAR (R) m³ / h	Dec. 31, 2019 ZAR (R)	Jun. 30, 2020 ZAR (R)	Jun. 30, 2025
Disclosure of operating segments
EBIT						R 21,650	R 9,853	R (111,030)
Forecast | Minimum
Disclosure of operating segments
Increase (decrease) in cash fixed cost (as a percent)									(15.00%)
Forecast | Maximum
Disclosure of operating segments
Increase (decrease) in cash fixed cost (as a percent)									(20.00%)
Energy
Disclosure of operating segments
Increase (decrease) in EBIT (as a percent)						(24.00%)
EBIT						R 5,098	R 6,743	R (6,678)
Gross margin percentage						45.00%	42.00%
Increase (decrease) in cash fixed cost (as a percent)						(12.00%)
Energy | ORYX GTL
Disclosure of operating segments
EBIT						R 118	R 701
Increase (decrease) in EBIT						R (583)
Utilization rate (as a percent)				90.70%	48.00%	69.00%
Level of utilization rate exceeded		100.00%	100.00%
Energy | Liquid fuels
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)						(11.00%)
Energy | Liquid fuels | Minimum
Disclosure of operating segments
Demand for diesel as percentage of pre-COVID levels	90.00%	90.00%		90.00%		90.00%
Energy | Liquid fuels | Maximum
Disclosure of operating segments
Demand for diesel as percentage of pre-COVID levels	95.00%	95.00%		95.00%		95.00%
Energy | Liquid fuels | Forecast
Disclosure of operating segments
Period for which jet fuel is expected to be below pre-COVID levels	12 months
Energy | Natural gas
Disclosure of operating segments
Increase (decrease) in sales volume (as a percent)						6.00%
Energy | SSO
Disclosure of operating segments
Increase (decrease) in production volumes (as a percent)						1.00%
Energy | Natref
Disclosure of operating segments
Increase (decrease) in production volumes (as a percent)						(12.00%)
Crude rate | m³ / h						512